Commitments (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013 Officer	Sep. 30, 2012	Jun. 30, 2013 Office	Jun. 30, 2012
Commitments And Contingencies (Texual)
Number of offices	2		2
Rent expense	$ 35,648	$ 33,015	$ 157,522	$ 110,278
Number of agreements			3
Number of agreements terminated			2
Aggregate monthly rent	$ 11,189		$ 11,189
Employment Agreement One [Member]
Commitments And Contingencies (Texual)
Agreement termination date			May 29, 2015
Employment Agreement Two [Member]
Commitments And Contingencies (Texual)
Agreement termination date			May 29, 2015
Office One [Member]
Commitments And Contingencies (Texual)
Lease expiration date	Aug. 31, 2014		Aug. 31, 2014
Office Two [Member]
Commitments And Contingencies (Texual)
Lease expiration date			Jul. 31, 2015
Agreement termination date	Jul. 31, 2015